Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands		Common Stock Previously reported	Common Stock Revision of prior period, adjustment	Common Stock		Additional Paid-in Capital Previously reported	Additional Paid-in Capital Revision of prior period, adjustment	Additional Paid-in Capital		Accumulated Other Comprehensive Income (Loss) Previously reported	Accumulated Other Comprehensive Income (Loss)		Accumulated Deficit Previously reported	Accumulated Deficit		Previously reported	Total
Balance as at beginning at Dec. 31, 2021																	$ 382,288
Balance as at beginning (in shares) at Dec. 31, 2021																	73,259,663
Increase (Decrease) in Redeemable Convertible Preferred Stock [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount																	$ 2,237
Conversion of redeemable convertible preferred stock to common stock																	$ (384,525)
Conversion of redeemable convertible preferred stock to common stock (in shares)																	(73,259,663)
Balance as at end (in shares) at Dec. 31, 2022	[1]			23,861,000
Balance as at beginning at Dec. 31, 2021				$ 13				$ 13,682			$ (3,445)			$ (498,536)			$ (488,286)
Balance as at beginning (in shares) at Dec. 31, 2021				13,183,259
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount														(2,237)			(2,237)
Conversion of redeemable convertible preferred stock to common stock				$ 74				384,451									384,525
Conversion of redeemable convertible preferred stock to common stock (in shares)				73,203,888
Common stock dividends issued to Series C and Series G redeemable convertible preferred stock				$ 29				(29)
Common stock dividends issued to Series C and Series G redeemable convertible preferred stock (in shares)				28,685,582
Issuance of common stock upon exercise of stock options				$ 2				49									51
Issuance of common stock upon exercise of stock options (in shares)				2,459,014
Issuance of common stock from conversion of convertible promissory notes and accrued interest				$ 10				35,820									35,830
Issuance of common stock from conversion of convertible promissory notes and accrued interest (in shares)				10,228,522
Stock-based compensation								17									17
Foreign currency translation adjustment											1,583						1,583
Net income (loss)														(26,412)			(26,412)
Balance as at end at Dec. 31, 2022		$ 128	$ (126)	$ 2	[1]	$ 433,990	$ 126	434,116	[1]	$ (1,862)	(1,862)	[1]	$ (527,185)	(527,185)	[1]	$ (94,929)	$ (94,929)	[1]
Balance as at end (in shares) at Dec. 31, 2022		127,761,000	(103,900,000)														127,760,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options	[1]							1									$ 1
Issuance of common stock upon exercise of stock options (in shares)	[1]			5,000
Stock-based compensation	[1]							2									2
Foreign currency translation adjustment											674						674
Net income (loss)														(1,393)			(1,393)
Balance as at end at Mar. 31, 2023				$ 2				434,119			(1,188)			(528,578)			(95,645)
Balance as at end (in shares) at Mar. 31, 2023				23,866,000
Balance as at beginning (in shares) at Dec. 31, 2022	[1]			23,861,000
Balance as at beginning at Dec. 31, 2022		$ 128	$ (126)	$ 2	[1]	433,990	126	434,116	[1]	(1,862)	(1,862)	[1]	(527,185)	(527,185)	[1]	(94,929)	$ (94,929)	[1]
Balance as at beginning (in shares) at Dec. 31, 2022		127,761,000	(103,900,000)														127,760,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Series G redeemable convertible preferred stock to redemption amount																	$ 0
Issuance of common stock upon exercise of stock options				$ 1				22									23
Issuance of common stock upon exercise of stock options (in shares)				1,130,481
Issuance of common stock from conversion of convertible promissory notes and accrued interest								72									72
Issuance of common stock from conversion of convertible promissory notes and accrued interest (in shares)				20,681
Issuance of common stock from cancellation of promissory note				55,775
Issuance of common stock from warrant exercise								1,499									1,499
Issuance of common stock from warrant exercise (in shares)				428,572
Stock-based compensation								43									43
Foreign currency translation adjustment											324						324
Net income (loss)														(22,469)			(22,469)
Balance as at end at Dec. 31, 2023		$ 129	$ (126)	$ 3	[1]	$ 435,626	$ 126	435,752	[1]	$ (1,538)	(1,538)	[1]	$ (549,654)	(549,654)	[1]	$ (115,437)	$ (115,437)	[1]
Balance as at end (in shares) at Dec. 31, 2023		129,395,774	(105,230,000)	24,166,000	[1]												24,166,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization transaction, net of transaction costs and acquired liabilities				$ 2				50,031									$ 50,033
Reverse recapitalization transaction, net of transaction costs and acquired liabilities (in shares)				21,667,000
Stock-based compensation								1,223									1,223
Foreign currency translation adjustment											1,064						1,064
Net income (loss)														757			757
Balance as at end at Mar. 31, 2024				$ 5				$ 487,006			$ (474)			$ (548,897)			$ (62,360)
Balance as at end (in shares) at Mar. 31, 2024				45,833,000													45,833,000

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)